INITIAL PUBLIC OFFERING (Details Narrative) - IPO [Member] - $ / shares		3 Months Ended	12 Months Ended
	Dec. 05, 2017	Mar. 31, 2021	Dec. 31, 2020
Subsidiary, Sale of Stock [Line Items]
Sale of Stock, Number of Shares Issued in Transaction	20,000,000	20,000,000	20,000,000
Sale of Stock, Price Per Share		$ 10.00	$ 10.00
Public warrant description		Each Unit consists of one share of common stock, and one-half of one warrant (“Public Warrant”). Each whole Public Warrant entitles the holder to purchase one share of common stock at an exercise price of $11.50 (see Note 8).	Each whole Public Warrant entitles the holder to purchase one share of common stock at an exercise price of $11.50 (see Note 8).
Warrant exercise price		$ 11.50	$ 11.50